Segments - Major Customers by Reporting Segments (Details) - Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Perfomex
Revenue, Major Customer [Line Items]
Percentage of contract revenues	14.00%	11.00%	9.00%
PTT Exploration and Production Public Company Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	11.00%	24.00%	3.00%
Eni Congo S.A.
Revenue, Major Customer [Line Items]
Percentage of contract revenues	10.00%	0.00%	0.00%
CNOOC Petroleum Europe Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	16.00%	1.00%
ExxonMobil
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	1.00%	18.00%
National Drilling Company (ADNOC)
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	0.00%	11.00%
Centrica North Sea Limited (Spirit Energy)
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	0.00%	10.00%
Total
Revenue, Major Customer [Line Items]
Percentage of contract revenues	35.00%	52.00%	52.00%